Property, Plant and Equipment - Additional Information (Details) - EUR (€) € in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2019	May 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment			€ 11,648	€ 16,453	€ 7,764	[1]	€ 6,324
Recognition of impairment			990
Scientific Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Rights of use and related amortization			2,906	2,033
Right of use asset				4,346
Depreciation				2,933
Premises
Disclosure Of Property Plant And Equipment [Line Items]
Recognition of impairment			1,182
Building on Non-Freehold Land
Disclosure Of Property Plant And Equipment [Line Items]
Rights of use and related amortization			11,911	2,558
Right of use asset				11,974
Depreciation				1,196
Existing Headquarters
Disclosure Of Property Plant And Equipment [Line Items]
Rights of use asset and liability	€ 7,800
New Building
Disclosure Of Property Plant And Equipment [Line Items]
Rights of use asset and liability		€ 2,200
Assets Under Finance Lease Contracts | Scientific Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment			873	€ 1,413	€ 1,889
Owned Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Recognition of impairment			363
Leased Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Recognition of impairment			503
Premises
Disclosure Of Property Plant And Equipment [Line Items]
Recognition of impairment			96
Furniture and IT Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Recognition of impairment			€ 30

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2018 has not been restated. The impact of this application is presented in note 4.7 Application of the new IFRS 16 standard.